UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21666

Hatteras Master Fund, L.P.
(Exact name of registrant as specified in charter)

6601 Six Forks Road, Suite 340

Raleigh, NC 27615

(Address of principal executive offices) (Zip code)

David B. Perkins

6601 Six Forks Road, Suite 340

Raleigh, NC 27615

(Name and address of agent for service)

919-846-2324

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

Item 1. Schedule of Investments.

Hatteras Master Fund LP	Schedule of Investments

12/31/2018 (Unaudited)

Investment in Adviser Funds and Securities	Shares	Cost	Fair Value
Event Driven - (7.57%)
Eton Park Fund, L.P [a,b,c]		$495,316	$53,730
Harbinger Capital Partners Fund I, L.P.[a,b,c,d]		11,188,445	758,978
Harbinger Credit Distressed Blue Line Fund, L.P.[a,b,c,e]		12,326,727	1,409,936
King Street Capital, L.P. [a,b,c,e]		10,000,000	9,817,604
Marathon Special Opportunities Fund, L.P.[a,b,c]		352,526	198,093
OZ Asia, Domestic Partners, L.P. [a,b,c,d]		445,394	215,922
Perry Partners, L.P [a,b,c]		3,858	9,862
Senator Global Opportunity Fund [a,b,c,e]		8,000,000	7,373,907
Third Point Partners Qualified, L.P. [a,b,e]		13,000,000	12,047,222
Total Event Driven		55,812,266	31,885,254

Long Short Equity — (6.61%)
Camcap Resources, L.P.[a,b,c]		487,559	24,031
Crosslink Crossover Fund V, L.P.[a,b,c]		482,557	1,370,293
Crosslink Crossover Fund VI, L.P.[a,b,c]		2,683,360	4,882,102
EMG Investment, LLC[a,b,c]		718,031	1,951,458
Gavea Investment Fund II, L.P. [a,b,c,d]		7,831	23,691
Gavea Investment Fund III, L.P. [a,b,c,d]		123,327	765,185
Hound Partners, L.P.[a,b,e]		3,284,114	4,899,661
Light Street Argon, L.P.[a,b]		1,294,333	2,129,975
PIPE Equity Partners [a,b,c]		7,862,378	1,009,650
PIPE Select Fund, LLC [a,b,c]		3,218,604	2,404,563
The Raptor Private Holdings, L.P.[a,b,c]		155,648	86,586
Tybourne Equity (U.S.) Fund, Class Aa,b,d,e		3,276,993	7,104,752
Valiant Capital Partners, L.P.[a,b,c,e]		522,512	1,169,726
WCP Real Estate Strategies Fund, L.P.[a,b,c]		16,388	14,889
Total Long Short Equity		24,133,635	27,836,562

Macro — (3.65%)
Aspect US Fund LLC - Diversified Class [a,b]		8,000,000	7,127,230
Graham Absolute Return Trading Ltd. [a,b,e]		7,947,801	8,056,707
Touradji Private Equity Onshore Fund, LTD.[a,b,c,d]		1,773,871	197,959
Total Macro		17,721,672	15,381,896

Relative Value — (6.35%)
BDCM Partners I, L.P.[a,b,c]		8,323,927	10,955,867
D.E. Shaw Composite Fund, LLC [a,b,c]		322,734	803,856
Drawbridge Special Opportunities Fund, L.P.[a,b,c]		172,653	237,995
Fortress VRF Advisors I, LLC[a,b,c]		67,803	71,617
HBK Multi-Strategy Fund, L.P [a,b,c]		14,071,775	14,563,676
Prospect Harbor Credit Partners, L.P. [a,b,c]		13,705	44,801
Stark Investments, L.P. [a,b,c]		50,341	17,252
Stark Select Asset Fund, LLC [a,b,c]		19,907	21,766
Total Relative Value		23,042,845	26,716,830

Private Investments — (76.22%)
Investments in Adviser Funds
ABRY Advanced Securities Fund III, L.P.[a,b,d]		1,668,262	2,170,255
ABRY Advanced Securities Fund, L.P.[a,b,d]		256,690	125,403
ABRY Partners VI, L.P.[a,b]		1,447,267	147,017
ABRY Partners VII, L.P.[a,b]		1,797,997	1,444,787
ABRY Partners VIII, L.P.[b,d]		2,131,936	2,421,658
Accel-KKR Capital Partners III, L.P.[a,b]		3,918,592	5,324,483
Accel-KKR Capital Partners IV, L.P.[b]		1,794,036	2,682,584
ACM Opportunities Fund, L.P. (Class E) [a,b]		3,000,000	6,794,973
Angeles Equity Partners I, L.P.[b]		465,517	262,574

Arclight Energy Partners Fund IV, L.P.[b]	1,024,222	403,351
Arclight Energy Partners Fund V, L.P.[a,b]	2,904,135	2,056,735
Ascendent Capital Partners I, L.P.[b,d]	1,360,813	1,441,704
BDCM Opportunity Fund II, L.P.[b]	2,889,392	5,616,846
Benson Elliot Real Estate Partners II, L.P.[a,b,g]	3,448,324	802,367
Cadent Energy Partners II, L.P.[b]	4,850,693	11,790,171
Canaan Natural Gas Fund X, L.P.[a,b]	6,152,301	835,636
CDH Fund IV, L.P.[b,d]	1,180,125	2,670,881
CDH Venture Partners II, L.P.[b,d]	2,727,472	4,394,809
China Special Opportunities Fund III, L.P.[b,d]	4,419,493	5,553,719
Claremont Creek Ventures II, L.P.[a,b]	2,946,392	2,216,971
Claremont Creek Ventures, L.P.[a,b]	1,476,005	46,315
Colony Investors VII, L.P.[a,b]	2,366,355	181,100
Colony Investors VIII, L.P.[b]	6,143,940	192,200
CX Partners Fund LTD, [b,d]	3,147,062	4,797,570
Dace Ventures I, L.P.[a,b]	2,219,397	1,020,972
Darwin Private Equity I, L.P.[b,g]	4,604,187	867,529
ECP IHS (Mauritius) Limited [a,b,f]	7,343,981	11,008,068
EMG AE Permian Co-Investment, L.P.[a,b]	3,000,000	598,032
EMG Ascent 2016, L.P.[a,b]	4,203,815	6,664,597
EMG Ascent Secondary Fund, L.P.[a,b]	116,829	223,157
EnerVest Energy Institutional Fund X-A, L.P.[a,b]	2,159,916	110,371
EnerVest Energy Institutional Fund XI-A, L.P.[a,b]	6,150,163	623,928
Fairhaven Capital Partners, L.P.[a,b]	4,952,032	5,288,766
Florida Real Estate Value Fund, L.P.[b]	-	1,020,548
Forum European Realty Income III, L.P.[b,d]	2,381,526	661,783
Garrison Opportunity Fund II A, LLC[a,b]	-	1,337,593
Garrison Opportunity Fund, LLC[a,b]	-	384,683
Glade Brook Private Investors II L.P. [a,b]	4,257,578	3,918,235
Glade Brook Private Investors III LLC [a,b]	3,108,407	2,774,251
Glade Brook Private Investors X LLC [a,b]	650,815	781,883
Glade Brook Private Opportunities Fund, LLC [a,b]	2,814,514	3,552,140
Great Point Partners I, L.P.[a,b]	1,022,288	518,666
Greenfield Acquisition Partners V,L.P.[b]	2,368,767	145,326
GTIS Brazil Real Estate Fund, L.P. [b]	6,894,267	6,335,955
Halifax Capital Partners II, L.P. [a,b]	1,740,132	4,406
Halifax Capital Partners III, L.P.[a,b]	3,628,059	2,996,629
Hancock Park Capital III, L.P.[a,b]	904,413	352,280
Healthcor Partners Fund, L.P.[a,b,e]	3,790,085	4,859,395
Intervale Capital Fund, L.P.[a,b]	2,174,911	2,436,096
J.C. Flowers II, L.P.[b,d]	5,732,992	5,072,010
J.C. Flowers III, L.P.[b,d]	6,130,242	3,941,925
L C Fund V, L.P.[b,d]	3,078,426	4,252,090
Light house Capital Partners VI, L.P.[a,b]	254,068	131,298
Light Street SPVH, L.P.[a,b]	2,000,000	2,047,946
Lyfe Capital Fund, L.P.[a,b,d]	2,485,438	3,691,829
Merit Energy PartnersF-II, L.P.[a,b]	1,134,846	452,124
Mid Europa Fund III, L.P.[b,h]	3,805,055	1,641,501
Monomoy Capital Partners II, L.P.[a,b]	5,018,576	2,821,323
Monomoy Capital Partners III, L.P.[a,b]	647,468	516,102
Natural Gas Partners IX, L.P.[b]	616,527	202,189
New Horizon Capital III, L.P.[b,d]	1,799,236	2,907,763
NGP Energy Technology Partners II, L.P. [b]	4,041,727	2,557,306
NGP Midstream & Resources Follow-On Fund, L.P. [b]	739,921	1,258,320
NGP Midstream & Resources, L.P.[b]	3,976,883	3,512,458
Northstar Equity Partners III Limited [b,d]	3,617,768	3,570,878

OCM Mezzanine Fund II, L.P.[a,b]		382,661	212,307
Octave Japan Infrastructure Fund 1[a,b,i]		1,304,398	1,259,377
ORBIS Real Estate Fund I, L.P. [a,b,f]		2,302,313	761,971
Orchid Asia IV, L.P.[b,d]		2,779,246	10,022,229
Parmenter Realty Fund IV, L.P.[b]		867,586	219,132
Patron Capital III, L.P.[a,b,g]		4,127,883	758,483
Phoenix Asia Real Estate Investments L.P.[a,b,d]		2,591,976	2,330,594
Pine Brook Capital Partners, L.P.[b]		5,267,213	2,336,243
Private Equity Investment Fund V, L.P [a,b]		12,442,343	5,871,327
Private Equity Investors Fund IV, L.P. [a,b]		1,380,605	174,994
Rockwood Capital Real Estate Partners Fund VII, L.P. [b]		3,258,909	849,858
Roundtable Healthcare Partners II, L.P. [a,b]		-	-
Roundtable Healthcare Partners III, L.P. [a,b]		4,651,745	5,912,782
Saints Capital VI, L.P.[b]		5,648,346	1,982,739
Sanderling Venture Partners VI Co-Investment L.P. [a,b]		560,181	653,081
Sanderling Venture Partners VI, L.P. [a,b]		735,999	1,020,608
SBC U.S. Fund II, L.P.[a,b]		2,824,106	3,189,386
Sentient Global Resources Fund III, L.P. [b,d]		12,282,599	7,224,607
Sentient Global Resources Fund IV, L.P. [a,b]		5,483,761	3,137,007
Singerman Real Estate Opportunity Fund, L.P. [b]		1,164,475	1,325,858
Sovereign Capital L.P. III [b,g]		120,544	4,482,954
Square Mile Partners III, L.P.[a,b]		1,938,450	246,777
Sterling Capital Partners Venture Fund II, L.P. [a,b]		1,472,209	254,329
Sterling Group Partners III, L.P. [a,b]		4,294,713	1,970,470
Strategic Value Global Opportunities Fund I-A, L.P. [a,b]		1,836,663	706,399
Sweetwater Secondaries Fund II LP		17,500,000	23,557,541
TDR Capital AS 2013 L.P. [a,b,g]		6,184,080	466,394
Tenaya Capital V, L.P.[a,b]		2,428,541	3,644,153
The Column Group, L.P. [a,b]		4,496,728	4,633,492
The Energy & Minerals Group Fund II L.P. [b]		4,059,411	5,985,919
The Energy & Minerals Group Fund III L.P. [b]		2,776,487	2,486,138
The Energy & Minerals Group Fund IV L.P. [b]		1,511,532	2,209,672
The Founders Fund III,L.P.[a,b]		4,435,510	17,002,339
The Founders Fund IV, L.P.[a,b]		2,013,424	10,565,867
The Founders Fund VI, L.P.[a,b]		450,000	482,682
Tiger Global Investments Partners VI, L.P.[a,b,d]		4,039,511	4,742,830
Tiger Global Investments Partners VII, L.P.[b,d]		1,925,940	3,269,808
Tiger Global PIP X, L.P. [a,b,d]		2,186,978	2,828,835
TPF II, L.P. [a,b]		1,814,310	176,189
Trivest Fund IV, L.P.[a,b]		1,138,351	546,995
Trivest Fund V, L.P.[a,b]		2,144,632	2,216,070
Trivest Growth Investment Fund, L.P.[a,b]		956,695	992,114
TRUE Ventures III, L.P. [a,b]		1,822,928	2,427,266
Urban Oil and Gas Partners A-1, L.P.[a,b]		6,874,263	2,400,000
Urban Oil and Gas Partners B-1, L.P.[b]		2,736,386	2,715,430
VCFA Private Equity Partners IV, L.P.[b]		1,055,398	141,790
VCFA Venture Partners V, L.P.[a,b]		3,023,472	1,345,244
Voyager Capital Fund III, L.P. [a,b]		1,806,922	2,370,336
WCP Real Estate Fund I, L.P. [a,b]		742,933	175,260
Westview Capital Partners II, L.P.[a,b]		2,141,140	2,373,688
Zero2IPO China Fund II, L.P. [a,b,d]		3,187,491	2,810,250
Total Investments in Adviser Funds		342,254,263	320,906,274
Investments in Private Companies
Illumitex, Inc., Common Stock[a,b]	12,278	1,499,369	-
Total Investments in Private Companies		1,499,369	-
Total Private Investments		343,753,632	320,906,274

Total Investments in Adviser Funds and Securities (cost $464,464,050)			422,726,816

Short-Term Investments — (5.43%)
US Bank Money Market, 2.20% [j]	22,874,067	22,874,067	22,874,067
Total Short-Term Investments (cost $22,874,067)			22,874,067
Total Investments (cost $487,338,117) (105.83%)			445,600,883
Liabilities in excess of other assets (-5.83)%			(24,567,011)
Partners’ capital — (100.00%)			421,033,872

[a]	Non-income producing.
[b]	Adviser Funds and securities that are issued in private placement transactions may have limited resale or redemptions terms.
[c]	The Adviser Fund has imposed gates on or has limited redemptions. The total cost and fair value of these investments as of December 31, 2018 was $83,907,177 and $60,454,995, respectively.
[d]	Domiciled in Cayman Islands
[e]	Securities held in custody by US Bank N.A., as collateral for a credit facility. The total cost and fair value of these investments as of December 31, 2018 was $62,148,232 and $56,738,910, respectively.
[f]	Domiciled in Mauritius
[g]	Domiciled in United Kingdom
[h]	Domiciled in Guernsey
[i]	Domiciled in Japan
[j]	The rate shown is the annualized 7-day yield as of December 31, 2018

a.	Valuation of Investments

The Hatteras Master Fund, L.P. (the “Fund”) classifies its assets and liabilities that are reported at fair value, not valued using net asset value (“NAV”) as the practical expedient into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs may be used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities.

Level 2 — Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly.

Level 3 — Inputs to the valuation methodology are unobservable and significant to the fair value measurement. This includes situations where there is little, if any, market activity for the asset or liability.

	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Event Driven	$-	$-	$-	$31,885,254	$31,885,254
Long Short Equity	-	-	-	27,836,562	27,836,562
Macro	-	-	-	15,381,896	15,381,896
Relative Value	-	-	-	26,716,830	26,716,830
Private Investments	-	-	-	320,906,274	320,906,274
Short-Term Investment	22,874,067	-	-	-	22,874,067
Total	$22,874,067	$-	$-	$422,726,816	$445,600,883

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on recurring basis:

Level 3 Investments	Balances as of September 30, 2018	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions	Gross Purchases	Gross Sales	Balance as of December, 2018
Private Investments	$-	$-	$-	$-	$-	$-	$-
Total Level 3 Investments	$-	$-	$-	$-	$-	$-	$-

For the period ended December 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

Should a transfer between Levels occur, it is the Fund’s policy to recognize transfers in and out of all Levels at the beginning of reporting period.

There was no change in unrealized appreciation/(depreciation) from Level 3 investments held at December 31, 2018.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of December 31, 2018:

Type of Level 3 Investment	Fair Value as of December 31, 2018	Valuation Techniques	Unobservable Input
Preferred Stock
Private Investments	$-	Current value method	Recent round of financing
Total Level 3 Investments	$-

b.	Income Taxes

The Master Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. Federal income tax. For income tax purposes, the individual partners will be taxed upon their distributive share of each item of the Master Fund’s profit and loss.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hatteras Master Fund, L.P.

By (Signature and Title)	/s/ David B. Perkins
David B. Perkins, President

Date	February 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David B. Perkins
David B. Perkins, President

Date	February 15, 2019

By (Signature and Title)	/s/ Nicole Shortridge-Lis
Nicole Shortridge-Lis, Treasurer

Date	February 15, 2019